Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Related Party Whiskey Notes	$ 0	$ 1,433,000	$ 1,100,000	$ 800,000
Related Party Convertible Notes			$ 0	$ 4,675,000